GOODWILL AND INTANGIBLE ASSETS - SCHEDULE OF GOODWILL BY REPORTING UNIT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Goodwill
Balance at the beginning of the period	$ 1,218,380	$ 718,129
Additions	737	549,146
(Deductions)	(2,984)	0
Foreign Exchange Translation	(9,686)	(48,895)
Balance at the end of the period	$ 1,206,447	$ 1,218,380